Payments, by Government - 12 months ended Dec. 31, 2025 - USD ($) $ in Thousands	Taxes	Royalties	Fees	Infrastructure	Total Payments
Total	$ 428,167	$ 22,102	$ 10,182	$ 151	$ 460,602
AUSTRALIA
Total	22,140	2,883	311		25,334
AUSTRALIA | Department for Energy and Mining South Australia [Member]
Total		1,768	126
AUSTRALIA | Department of Mines and Petroleum Western Australia [Member]
Total		867
AUSTRALIA | Department of Mining and Energy Northern Territory Government [Member]
Total			185
AUSTRALIA | Department of Treasury and Finance South Australia [Member]
Total		248
AUSTRALIA | Revenue South Australia [Member]
Total	374
AUSTRALIA | Australian Taxation Office [Member]
Total	21,766
CANADA
Total	7,455		2,988		10,443
CANADA | City of Hamilton [Member]
Total	151
CANADA | City of Kawartha Lakes [Member]
Total	108
CANADA | City of Vaughan [Member]
Total	113
CANADA | Mrc De Marguerite-D’Youville [Member]
Total	535
CANADA | Municipality of Clarington [Member]
Total	216
CANADA | Ontario Aggregate Resources Corporation [Member]
Total			2,466
CANADA | Regional Municipality of Halton [Member]
Total			522
CANADA | Town of Halton Hills [Member]
Total	688
CANADA | Town of Milton [Member]
Total	280
CANADA | Township of Cramahe [Member]
Total	179
CANADA | Ville De Laval [Member]
Total	2,646
CANADA | Canada Revenue Agency [Member]
Total	2,323
CANADA | Department of Finance Canada [Member]
Total	216
DENMARK
Total	654				654
DENMARK | Danish Tax Agency (Skat) [Member]
Total	654
FINLAND
Total	152				152
FINLAND | Finnish Tax Administration [Member]
Total	152
FRANCE
Total	6,700	1,667	134		8,501
FRANCE | Centre Finances Publiques Chalon-sur-Saône [Member]
Total		167
FRANCE | Département De L’Aisne [Member]
Total		249
FRANCE | Trésorerie De Bar-sur-Aube [Member]
Total		158
FRANCE | Trésorerie De Benfeld [Member]
Total		195
FRANCE | Trésorerie De Gray Autrey [Member]
Total		186
FRANCE | Trésorerie De Lons‑Le‑Saunier [Member]
Total		255
FRANCE | Trésorerie De Nuits Saint Georges [Member]
Total		148
FRANCE | Trésorerie De Valdahon [Member]
Total		177
FRANCE | Trésorerie Is-sur-Tille [Member]
Total			134
FRANCE | Trésorerie Principale Besançon [Member]
Total		132
FRANCE | Direction Générale Des Douanes Et Droits Indirects [Member]
Total	113
FRANCE | Direction Générale Des Finances Publiques [Member]
Total	6,587
IRELAND
Total	18,504			151	18,655
IRELAND | Clare County Council [Member]
Total	132
IRELAND | Cork County Council [Member]
Total	1,061
IRELAND | Fingal County Council [Member]
Total	372
IRELAND | Limerick County Council [Member]
Total	274
IRELAND | Meath County Council [Member]
Total	283			$ 151
IRELAND | South Dublin County Council [Member]
Total	618
IRELAND | Waterford County Council [Member]
Total	262
IRELAND | Revenue Commissioners [Member]
Total	15,502
ISLE OF MAN
Total		384			384
ISLE OF MAN | Department of Economic Development [Member]
Total		384
NETHERLANDS
Total		219			219
NETHERLANDS | Central Government Real Estate Agency (Rijksvastgoedbedrijf) [Member]
Total		219
PHILIPPINES
Total	4,391		129		4,520
PHILIPPINES | Municipal Government of Taysan [Member]
Total	853
PHILIPPINES | Municipal Treasurer Norzagaray [Member]
Total	2,181
PHILIPPINES | Municipal Treasurer of Teresa [Member]
Total	654
PHILIPPINES | Bureau of Internal Revenue [Member]
Total	703
PHILIPPINES | Department of Environment and Natural Resources [Member]
Total			129
POLAND
Total	7,978	2,606	564		11,148
POLAND | First Masovian Tax Office Warsaw [Member]
Total	2,274
POLAND | Municipal and Communal Office in Ozarow [Member]
Total		583
POLAND | Regional District Director of National Forests [Member]
Total			328
POLAND | Starostwo Powiatowe Urzad Miasta [Member]
Total			236
POLAND | Swietokrzyskie Tax Office Kielce [Member]
Total	3,820
POLAND | Urzad Gminy [Member]
Total	1,884	979
POLAND | National Fund for Environmental Protection and Water Management [Member]
Total		1,044
ROMANIA
Total	752	2,265	515		3,532
ROMANIA | Baia Mare Hall [Member]
Total			192
ROMANIA | Brasov County [Member]
Total		464
ROMANIA | Constanta County [Member]
Total		290
ROMANIA | Corbu Hall [Member]
Total		227
ROMANIA | Hoghiz Hall [Member]
Total		503	196
ROMANIA | Runcu Hall [Member]
Total		112
ROMANIA | Suseni Hall [Member]
Total			127
ROMANIA | National Agency for Fiscal Administration [Member]
Total	752	669
SERBIA
Total	353	310			663
SERBIA | Ministry of Finance [Member]
Total	353
SERBIA | Ministry of Mining and Energy [Member]
Total		310
SLOVAKIA
Total	366	516			882
SLOVAKIA | Municipality Sološnica [Member]
Total	110
SLOVAKIA | Financial Administration Slovak Republic [Member]
Total	256
SLOVAKIA | Mining Bureau [Member]
Total		516
SPAIN
Total	124				124
SPAIN | Basque Government [Member]
Total	124
SWITZERLAND
Total	8,767	4,866	532		14,165
SWITZERLAND | Canton De Neuchatel [Member]
Total	208
SWITZERLAND | Gemeinde Auenstein [Member]
Total		753
SWITZERLAND | Gemeinde Hasle [Member]
Total		315
SWITZERLAND | Gemeinde Landiswil [Member]
Total		154
SWITZERLAND | Gemeinde Niederbipp [Member]
Total	427	1,794
SWITZERLAND | Gemeinde Veltheim [Member]
Total		834
SWITZERLAND | Kantonales Steueramt Aarau [Member]
Total	6,946
SWITZERLAND | Kantonales Steueramt Bern [Member]
Total	1,041
SWITZERLAND | Kantonales Steueramt Nidwalden [Member]
Total		379
SWITZERLAND | Service Cantonal Des Contributions Fribourg [Member]
Total	145
SWITZERLAND | Steueramt Der Gemeinde Wil [Member]
Total		637
SWITZERLAND | Steueramt Der Stadt Aarau [Member]
Total			532
UKRAINE
Total	2,632		1,328		3,960
UKRAINE | Head Office of Tax Service in Khmelnitsky Region [Member]
Total	396		545
UKRAINE | Head Office of Tax Service in Lviv Region [Member]
Total			783
UKRAINE | State Tax Service Ukraine [Member]
Total	2,236
UNITED KINGDOM
Total	112,898	3,397	3,131		119,426
UNITED KINGDOM | Bolsover District Council [Member]
Total	1,002
UNITED KINGDOM | Bridgend County Borough [Member]
Total	298
UNITED KINGDOM | Broadland District Council [Member]
Total	110
UNITED KINGDOM | Carmarthenshire County Council [Member]
Total	112
UNITED KINGDOM | Central Bedfordshire Unitary Authority [Member]
Total	458
UNITED KINGDOM | Charnwood Borough Council [Member]
Total	1,371
UNITED KINGDOM | Cheshire East Unitary Authority [Member]
Total	284
UNITED KINGDOM | Cheshire West And Chester Unitary Authority [Member]
Total	331
UNITED KINGDOM | Colchester Borough Council [Member]
Total	325
UNITED KINGDOM | Craven District Council [Member]
Total	989
UNITED KINGDOM | Derbyshire Dales District Council [Member]
Total	793
UNITED KINGDOM | Durham Unitary Authority [Member]
Total	194
UNITED KINGDOM | Edinburgh Unitary Authority [Member]
Total	176
UNITED KINGDOM | Fenland District Council [Member]
Total	293
UNITED KINGDOM | Flintshire County Council [Member]
Total	103
UNITED KINGDOM | Forest of Dean District Council [Member]
Total	201
UNITED KINGDOM | Hambleton District Council [Member]
Total	150
UNITED KINGDOM | Harborough District Council [Member]
Total	423
UNITED KINGDOM | Harrogate Borough Council [Member]
Total	111
UNITED KINGDOM | High Peak Borough Council [Member]
Total	5,416
UNITED KINGDOM | Lichfield District Council [Member]
Total	782
UNITED KINGDOM | Malvern Hills District Council [Member]
Total	129
UNITED KINGDOM | Mendip District Council [Member]
Total	145
UNITED KINGDOM | Mid-Suffolk District Council [Member]
Total	117
UNITED KINGDOM | Moray Unitary Authority [Member]
Total	151
UNITED KINGDOM | New Forest District Council [Member]
Total	235
UNITED KINGDOM | Newark & Sherwood District Council [Member]
Total	334
UNITED KINGDOM | North Kesteven District Council [Member]
Total	244
UNITED KINGDOM | North Lanarkshire Unitary Authority [Member]
Total	350
UNITED KINGDOM | North Somerset Unitary Authority [Member]
Total	412
UNITED KINGDOM | North West Leicestershire District Council [Member]
Total	117
UNITED KINGDOM | Northumberland Unitary Authority [Member]
Total	465
UNITED KINGDOM | Peterborough Unitary Authority [Member]
Total	170
UNITED KINGDOM | Powys City Council [Member]
Total	524
UNITED KINGDOM | Richmondshire District Council [Member]
Total	333
UNITED KINGDOM | Sevenoaks District Council [Member]
Total	173
UNITED KINGDOM | Shropshire Unitary Authority [Member]
Total	336
UNITED KINGDOM | South Derbyshire District Council [Member]
Total	208
UNITED KINGDOM | South Lanarkshire Unitary Authority [Member]
Total	183
UNITED KINGDOM | South Oxfordshire District Council [Member]
Total	380
UNITED KINGDOM | St Albans District Council [Member]
Total	882
UNITED KINGDOM | Staffordshire Moorlands District Council [Member]
Total	362
UNITED KINGDOM | Forestry Commission [Member]
Total		701
UNITED KINGDOM | HM Revenue and Customs [Member]
Total	92,726
UNITED KINGDOM | The Crown Estate [Member]
Total		2,696	3,131
UNITED STATES
Total	234,301	2,989	550		$ 237,840
UNITED STATES | Berlin Charter Township [Member]
Total		294
UNITED STATES | Borough of Pompton Lakes [Member]
Total	957
UNITED STATES | Borough of Riverdale [Member]
Total	225
UNITED STATES | Burnet County Central Appraisal District [Member]
Total	517
UNITED STATES | California Franchise Tax Board [Member]
Total	180
UNITED STATES | Cedar City Corporation [Member]
Total		210
UNITED STATES | City of Shawnee [Member]
Total		384
UNITED STATES | Collier County Tax Collector [Member]
Total	261
UNITED STATES | Colorado Department of Revenue [Member]
Total	1,079
UNITED STATES | Colorado State Board of Land Commissioners [Member]
Total		132
UNITED STATES | Connecticut Commissioner of Revenue Services [Member]
Total	1,252
UNITED STATES | Copiah County [Member]
Total	200
UNITED STATES | Delaware Division of Revenue [Member]
Total	133
UNITED STATES | Douglas County Treasurer [Member]
Total	127
UNITED STATES | Exeter Township [Member]
Total	147
UNITED STATES | Florida Department of Revenue [Member]
Total	867
UNITED STATES | Forsyth County [Member]
Total	523
UNITED STATES | Franklin Township [Member]
Total	152
UNITED STATES | Genola City [Member]
Total			122
UNITED STATES | Georgia Department of Revenue [Member]
Total	162
UNITED STATES | Holmes County [Member]
Total	111
UNITED STATES | Holmes County Consolidated [Member]
Total		337
UNITED STATES | Hopewell Township [Member]
Total	257
UNITED STATES | Idaho State Tax Commission [Member]
Total	961
UNITED STATES | Jefferson County [Member]
Total	246
UNITED STATES | Johnson County Kansas Treasurer [Member]
Total	444
UNITED STATES | Kansas Department of Revenue [Member]
Total	969
UNITED STATES | Kentucky State Treasurer [Member]
Total	3,467
UNITED STATES | La Plata County Treasurer [Member]
Total	171
UNITED STATES | Louisiana Department of Revenue [Member]
Total	1,337
UNITED STATES | Maine Revenue Services [Member]
Total	1,284
UNITED STATES | Marion County Tax Collector [Member]
Total	255
UNITED STATES | Massachusetts Department of Revenue [Member]
Total	320
UNITED STATES | Michigan Department of Treasury [Member]
Total	1,110
UNITED STATES | Minnesota Department of Revenue [Member]
Total	1,153
UNITED STATES | Monroe County Road Commission [Member]
Total		125
UNITED STATES | Montana Department of Revenue [Member]
Total	219
UNITED STATES | Muskingum County [Member]
Total	111
UNITED STATES | Nebraska Department of Revenue [Member]
Total	203
UNITED STATES | New Hampshire Department of Revenue Administration [Member]
Total	759
UNITED STATES | New Jersey Department of Revenue [Member]
Total	1,458
UNITED STATES | New Mexico Taxation and Revenue Department [Member]
Total	167
UNITED STATES | New York City Department of Finance [Member]
Total	126
UNITED STATES | New York Reserve Minerals [Member]
Total	176
UNITED STATES | New York State Department of Environmental Conservation [Member]
Total			182
UNITED STATES | Nicollet County [Member]
Total	131
UNITED STATES | North Annville Township [Member]
Total	103
UNITED STATES | North Bergen Township [Member]
Total	131
UNITED STATES | North Carolina Department of Revenue [Member]
Total	264
UNITED STATES | Oregon Department of Revenue [Member]
Total	1,322
UNITED STATES | Parsippany-troy Hills Township [Member]
Total	189
UNITED STATES | Paulding County Tax Commissioner [Member]
Total	105
UNITED STATES | Pennsylvania Department of Revenue [Member]
Total	1,630
UNITED STATES | Platte County Treasurer [Member]
Total	132
UNITED STATES | Polk County Tax Collector [Member]
Total	166
UNITED STATES | Portage County [Member]
Total	117
UNITED STATES | Rockaway Township [Member]
Total	1,858
UNITED STATES | Rockland County [Member]
Total	395
UNITED STATES | Sarpy County Treasurer [Member]
Total	144
UNITED STATES | School & Institutional Trust Land Administrator [Member]
Total		411
UNITED STATES | Sonoma County [Member]
Total	394
UNITED STATES | Spokane County Treasurer [Member]
Total	344
UNITED STATES | Stark County [Member]
Total	176
UNITED STATES | State Of Idaho [Member]
Total		260
UNITED STATES | State of Wyoming [Member]
Total	219
UNITED STATES | Ste. Genevieve County [Member]
Total	119
UNITED STATES | Sumter County Tax Collector [Member]
Total	129
UNITED STATES | Suwannee County Tax Collector [Member]
Total	178
UNITED STATES | Taylor County [Member]
Total	199
UNITED STATES | Tennessee Department of Revenue [Member]
Total	144
UNITED STATES | Texas Comptroller of Public Accounts [Member]
Total	193
UNITED STATES | Town of Acushnet [Member]
Total	108
UNITED STATES | Town of Clarkstown [Member]
Total	167
UNITED STATES | Town of Cranston [Member]
Total	205
UNITED STATES | Town of Goshen [Member]
Total	156
UNITED STATES | Town of Hamburg [Member]
Total	387
UNITED STATES | Town of Haverstraw [Member]
Total	788
UNITED STATES | Town of Newington [Member]
Total	361
UNITED STATES | Town of North Branford [Member]
Total	366
UNITED STATES | Town of Plainfield [Member]
Total	122
UNITED STATES | Town of Plainville [Member]
Total	579
UNITED STATES | Town of Wallingford [Member]
Total	136
UNITED STATES | Township of Byram [Member]
Total	202
UNITED STATES | Township of Oxford [Member]
Total	209
UNITED STATES | Travis County Central Appraisal District [Member]
Total	294
UNITED STATES | Treasurer State of Iowa [Member]
Total	265
UNITED STATES | Treasurer State of Ohio [Member]
Total	395
UNITED STATES | Union County [Member]
Total	142
UNITED STATES | Utah State Tax Commission [Member]
Total	340
UNITED STATES | Vermont Department of Taxes [Member]
Total	872
UNITED STATES | Warren County [Member]
Total	236
UNITED STATES | Washington State Department of Natural Resources [Member]
Total			113
UNITED STATES | Washington State Department of Revenue [Member]
Total	189
UNITED STATES | West Virginia State Tax Department [Member]
Total	513
UNITED STATES | Whiteford Township [Member]
Total	168	140
UNITED STATES | Yakima County [Member]
Total	109
UNITED STATES | Bureau of Indian Affairs [Member]
Total		447
UNITED STATES | Bureau of Land Management [Member]
Total		$ 249	$ 133
UNITED STATES | Internal Revenue Service [Member]
Total	$ 196,124